INTANGIBLE FIXED ASSETS (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	£ 5,604
Intangible assets and goodwill, end of period	1,744	£ 5,604
Goodwill
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	80
Intangible assets and goodwill, end of period	80	80
Digital Assets
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	5,303
Intangible assets and goodwill, end of period	1,572	5,303
Website
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	221
Intangible assets and goodwill, end of period	92	221
Cost
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	6,054	671
Additions	1,728	18,296
Disposals	(2,058)	(12,792)
Intangible assets and goodwill, end of period	5,724	6,054
Cost | Goodwill
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	80
Additions		80
Intangible assets and goodwill, end of period	80	80
Cost | Digital Assets
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	5,303
Additions	1,728	18,216
Disposals	(2,058)	(12,792)
Intangible assets and goodwill, end of period	4,973	5,303
Cost | Website
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	671	671
Intangible assets and goodwill, end of period	671	671
Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	(571)	(303)
Foreign Exchange movement	1,339	(9)
Impairment		(535)
Fair value movement	(4,601)	414
Amortisation charged during the period	147	138
Intangible assets and goodwill, end of period	(3,888)	(571)
Amortisation and impairment | Digital Assets
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	(121)
Foreign Exchange movement	1,321
Impairment		(535)
Fair value movement	(4,601)	414
Intangible assets and goodwill, end of period	(3,309)	(121)
Amortisation and impairment | Website
Reconciliation of changes in intangible assets other than goodwill
Intangible assets and goodwill, beginning of period	(450)	(303)
Foreign Exchange movement	18	(9)
Amortisation charged during the period	147	138
Intangible assets and goodwill, end of period	£ (579)	£ (450)